SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2014	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	573	743	-	189	55	190	-	119	1,869
Net fee and commission income / (loss)	72	98	-	(125)	5	96	-	(4)	142
Other	23	(63)	-	(105)	103	(50)	-	(45)	(137)
Total operating income / (loss)	668	778	-	(41)	163	236	-	70	1,874
Direct costs	(456)	(47)	-	(50)	(90)	(156)	-	(52)	(851)
Allocated costs and provisions (1)	(1,569)	(755)	-	(66)	(9)	(60)	-	(405)	(2,864)
Share of profit of equity method investments	-	-		(2)	1	1	-	1	1
Profit / (loss) before tax	(1,357)	(24)	-	(159)	65	21	-	(386)	(1,840)

Segment assets as at December 31, 2014
Segment assets	22,227	12,177	2,587	11,261	2,613	9,427	27,220	23,154	110,666
Deferred tax assets and Current income tax advance									4,546
Total assets									115,212
IFRS to U.S. GAAP differences									(7,051)
U.S. GAAP total assets									108,161

Other Segment items
Depreciation & amortization	14	3	-	1	8	13	-	79	118
Credit provisions and other impairment charges	1,287	694	-	-	59	59	-	356	2,455
Non- current assets additions	5	13	-	32	4	37	418	340	849

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2015	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	521	601	176	101	45	192	-	129	1,765
Net fee and commission income / (loss)	81	83	7	(175)	4	46	-	(2)	44
Other	10	(13)	(12)	(72)	80	11	-	(33)	(29)
Total operating income / (loss)	612	671	171	(146)	129	249	-	94	1,780
Direct costs	(436)	(47)	(9)	(46)	(83)	(185)	-	(42)	(848)
Allocated costs and provisions (1)	(1,829)	(1,106)	(848)	(127)	(28)	(67)	-	(537)	(4,542)
Share of profit of equity method investments	-	-	-	1	1	-	-	-	2
Profit / (loss) before tax	(1,653)	(482)	(686)	(318)	19	(3)	-	(485)	(3,608)

Segment assets as at December 31, 2015
Segment assets	19,972	11,684	1,824	13,000	2,756	9,557	-	18,997	77,790
Deferred tax assets and Current income tax advance									5,675
Non-current assets held for sale									27,767
Total assets									111,232
IFRS to U.S. GAAP differences									(11,357)
U.S. GAAP total assets									99,875

Other Segment items
Depreciation & amortization	10	3	-	1	9	13	-	75	111
Credit provisions and other impairment charges	1,548	1,069	826	(10)	34	67	-	641	4,175
Non- current assets additions	7	9	-	4	5	20	-	134	179

(1)	Includes depreciation and amortisation on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2016	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	535	571	132	188	49	191	-	116	1,782
Net fee and commission income / (loss)	86	85	6	(35)	3	43	-	4	192
Other	13	(37)	(13)	(160)	70	19	-	198	90
Total operating income / (loss)	634	619	125	(7)	122	253	-	318	2,064
Direct costs	(426)	(40)	(11)	(45)	(69)	(178)	-	(15)	(784)
Allocated costs and provisions (1)	(482)	(274)	(164)	(24)	(14)	(32)	-	(204)	(1,194)
Share of profit of equity method investments	-	-	-	1	1	-	-	(1)	1
Profit / (loss) before tax	(274)	305	(50)	(75)	40	43	-	98	87

Segment assets as at December 31, 2016
Segment assets	18,997	11,115	2,019	11,750	2,789	5,776	-	16,686	69,132
Deferred tax assets and Current income tax advance									5,674
Non-current assets held for sale									3,725
Total assets									78,531
IFRS to U.S. GAAP differences									(8,189)
U.S. GAAP total assets									70,342

Other Segment items
Depreciation & amortization	12	2	-	1	9	11	-	74	109
Credit provisions and other impairment charges	198	237	141	2	8	33	-	190	809
Non- current assets additions	13	5	-	1	6	13	-	97	135

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Presentation of SAU segment incorporated into the retail and corporate business segments
				Global	Insurance	International		Other	Group
		Corporate &		markets &
12-month period ended	Retail	Investment		Asset			Turkish
December 31, 2015	Banking	Banking	SAU	Management			Operations
	(EUR in millions)

Net interest income	559	739	-	101	45	192	-	129	1,765
Net fee and commission income / (loss)	82	89	-	(175)	4	46	-	(2)	44
Other	5	(20)	-	(72)	80	11	-	(33)	(29)
Total operating income / (loss)	646	808	-	(146)	129	249	-	94	1,780
Direct costs	(440)	(52)	-	(46)	(83)	(185)	-	(42)	(848)
Allocated costs and provisions (1)	(2,022)	(1,761)	-	(127)	(28)	(67)	-	(537)	(4,542)
Share of profit of equity method investments	-	-	-	1	1	-	-	-	2
Profit / (loss) before tax	(1,816)	(1,005)	-	(318)	19	(3)	-	(485)	(3,608)

Segment assets as at December 31, 2015
Segment assets	20,453	13,027	-	13,000	2,756	9,557	-	18,940	77,733
Deferred tax assets and Current income tax advance									5,675
Non-current assets held for sale									27,767
Total assets									111,175
IFRS to U.S. GAAP differences									(11,300)
U.S. GAAP total assets									99,875

Other Segment items
Depreciation & amortization	10	3	-	1	9	13	-	75	111
Credit provisions and other impairment charges	1,734	1,709	-	(10)	34	67	-	641	4,175
Non- current assets additions	7	9	-	4	5	20	-	134	179

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Loss before tax per IFRS reported for the segments to loss before income tax per US GAAP	2014	2015	2016
	(EUR in millions)
Loss before tax from continuing operations	(1,840)	(3,608)	87
Hedging of Interest Rate Risk and Net Investment Hedge	(870)	276	(118)
Difference in loan interest income recognition	(60)	(74)	(56)
CoCos accruals	-	(10)	(158)
Insurance reserves	191	83	(67)
Sale of Astir Vouliagmenis S.A. / NBGI PE Funds	-	-	51
Sale of real estate accounted for as a financing obligation	(48)	(37)	(35)
Impairment of premises and equipment	19	100	23
Bonds' portfolio classification	(2)	25	19
Other	5	27	(4)
Loss before income tax	(2,605)	(3,218)	(258)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1), (2)	Income / (loss) before income tax (2)	Net income / (loss) attributable to NBG shareholders
	(EUR in millions)
12-month period ended December 31, 2014
Domestic …………………………………………	69,876	1,993	(2,581)	(2,625)
Other International …………………………………………..	9,102	379	(24)	(21)
Turkish operations (Discontinued)………………………………………	29,183	-	-	169
Group …………………………………………….	108,161	2,372	(2,605)	(2,477)

12-month period ended December 31, 2015
Domestic …………………………………………	65,694	2,804	(3,238)	(3,254)
Other International …………………………………………..	9,874	346	20	(87)
Turkish operations (Discontinued)………………………………………	24,307	-	-	(5,123)
Group …………………………………………….	99,875	3,150	(3,218)	(8,464)

12-month period ended December 31, 2016
Domestic …………………………………………	60,854	2,348	(497)	(466)
Other International …………………………………………..	9,488	491	239	272
Turkish operations (Discontinued)………………………………………	-	-	-	(106)
Group …………………………………………….	70,342	2,839	(258)	(300)

(1)	Total revenue includes OTTI on available for sale securities.
(2)	Total revenue and Income/(loss) before income tax were calculated based on continuing operations